[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 29, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Municipal Trust (the “Registrant”)
File No. 333-14725

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen All-American Municipal Bond Fund, Nuveen Inflation Protected Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund and Nuveen Short Duration High Yield Municipal Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 41, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on August 28, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren